Leases (Maturities of Lease Liabilities After Adoption of 842) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating leases
2020	$ 9,113
2021	8,337
2022	8,406
2023	8,468
2024	6,358
Thereafter	27,663
Total lease payments	68,345
Less imputed interest	(17,201)
Present value of lease liabilities	51,144
Finance leases
2020	11,677
2021	11,677
2022	11,677
2023	11,677
2024	11,677
Thereafter	188,682
Total lease payments	247,067
Less imputed interest	(110,839)
Present value of lease liabilities	$ 136,228